Non Hedge Derivative Loss (Details) In Millions	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)
Derivative Instruments Gain (Loss) In Statement Of Financial Performance [Abstract]
Loss on non-hedge derivatives	$ 703	$ 1,452	$ 258
Derivative Instruments Not Designated As Hedging Instruments Gain Loss Net [Abstract]
Accelerated hedge settlement of non-hedge derivatives	2,698	797	1,088
NPSE contracts	405	580	0
Other non-hedge derivative contracts	2,293	217	1,088
NPSE contracts not qualifying for exemption			150
Fair Value Disclosures Movement On Bonds [Abstract]
Fair value loss on mandatory convertible bonds	83	0	0
Normal Purchase Sale Exempted Re Designation [Abstact]
Liability at beginning of period	556	0
Non-hedge derivative losses recognized in respect of NPSE re-designation	0	543
Fair value movements (recorded in non-hedge derivative loss)	131	143
Realized settlements	(687)	(130)
Liability as at December 31	0	556	0
Summary Of Derivative Instruments Impact On Results Of Operations [Abstract]
Hedge Book Maturities Cost	277
Derivative Instruments Not Designated As Hedging Instruments Fair Value Loss Convertible Debt	$ 1	$ 33
Three Year Time Period Mandatory Convertible Debt	three-year